Schedule of Investments(a)
January 31, 2022
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–40.76%
Aerospace & Defense–0.28%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(b)	$1,279,000	$1,355,209
Boeing Co. (The), 2.20%, 02/04/2026	2,263,000	2,226,005
L3Harris Technologies, Inc., 3.85%, 06/15/2023	1,704,000	1,754,043
		5,335,257
Agricultural & Farm Machinery–0.17%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	3,371,000	3,279,345
Airlines–0.74%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	2,048,000	2,008,177
Series 2021-1, Class A, 2.88%, 07/11/2034	2,501,000	2,428,304
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	1,133,891	1,127,604
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	1,740,248	1,806,952
4.75%, 10/20/2028(b)	3,384,303	3,616,382
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	2,623,463	2,826,745
Series 2019-2, Class AA, 2.70%, 05/01/2032	17,776	17,542
		13,831,706
Airport Services–0.68%
Airport Authority (Hong Kong),
1.75%, 01/12/2027(b)	3,767,000	3,728,382
2.50%, 01/12/2032(b)	2,357,000	2,349,147
3.25%, 01/12/2052(b)	3,573,000	3,520,323
3.50%, 01/12/2062(b)	3,148,000	3,210,466
		12,808,318
Apparel Retail–0.12%
Ross Stores, Inc., 3.38%, 09/15/2024	2,270,000	2,348,352
Application Software–0.26%
salesforce.com, inc.,
2.90%, 07/15/2051	3,176,000	3,023,974
3.05%, 07/15/2061	1,928,000	1,829,714
		4,853,688
Asset Management & Custody Banks–1.00%
Ares Capital Corp., 2.88%, 06/15/2028	2,141,000	2,061,111
Bank of New York Mellon Corp. (The), Series I, 3.75%(c)(d)	5,148,000	5,006,430
BlackRock, Inc., 2.10%, 02/25/2032	1,461,000	1,394,215
Principal Amount		Value
Asset Management & Custody Banks–(continued)
Blackstone Secured Lending Fund,
2.75%, 09/16/2026	$3,570,000	$3,510,800
2.13%, 02/15/2027(b)	2,244,000	2,135,031
2.85%, 09/30/2028(b)	1,355,000	1,275,383
CI Financial Corp. (Canada), 3.20%, 12/17/2030	1,833,000	1,810,203
FS KKR Capital Corp., 1.65%, 10/12/2024	1,606,000	1,559,086
		18,752,259
Automobile Manufacturers–0.67%
Daimler Finance North America LLC (Germany), 2.55%, 08/15/2022(b)	1,987,000	2,006,125
General Motors Financial Co., Inc., 4.15%, 06/19/2023	1,590,000	1,641,583
Hyundai Capital America,
5.75%, 04/06/2023(b)	1,777,000	1,860,713
4.13%, 06/08/2023(b)	1,966,000	2,030,889
2.00%, 06/15/2028(b)	2,191,000	2,072,731
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(b)	2,323,000	2,219,980
Stellantis Finance US, Inc., 1.71%, 01/29/2027(b)	870,000	838,071
		12,670,092
Automotive Retail–0.16%
Advance Auto Parts, Inc., 1.75%, 10/01/2027	3,170,000	3,023,464
Biotechnology–0.11%
AbbVie, Inc., 3.85%, 06/15/2024	2,028,000	2,121,702
Brewers–0.08%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	1,004,000	1,564,338
Building Products–0.10%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	918,000	859,060
Masco Corp., 1.50%, 02/15/2028	1,187,000	1,113,533
		1,972,593
Cable & Satellite–0.88%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
1.97% (3 mo. USD LIBOR + 1.65%), 02/01/2024(e)	1,987,000	2,036,060
3.50%, 06/01/2041	1,478,000	1,326,426
3.50%, 03/01/2042	2,547,000	2,288,530
3.90%, 06/01/2052	2,005,000	1,840,309
3.85%, 04/01/2061	2,115,000	1,824,240
4.40%, 12/01/2061	963,000	913,477

See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Cable & Satellite–(continued)
Comcast Corp., 2.65%, 08/15/2062	$1,447,000	$1,191,950
Cox Communications, Inc.,
2.60%, 06/15/2031(b)	1,553,000	1,494,208
3.60%, 06/15/2051(b)	3,773,000	3,701,045
		16,616,245
Computer & Electronics Retail–0.27%
Dell International LLC/EMC Corp.,
5.30%, 10/01/2029	1,709,000	1,962,142
3.45%, 12/15/2051(b)	1,599,000	1,409,509
Leidos, Inc., 2.30%, 02/15/2031	1,815,000	1,672,904
		5,044,555
Consumer Finance–0.07%
Ally Financial, Inc., 2.20%, 11/02/2028	1,344,000	1,282,183
Distillers & Vintners–0.09%
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(b)	1,685,000	1,712,712
Distributors–0.11%
Genuine Parts Co., 2.75%, 02/01/2032	2,109,000	2,053,264
Diversified Banks–6.63%
Banco Santander S.A. (Spain), 1.72%, 09/14/2027(c)	1,600,000	1,535,131
Bank of America Corp.,
3.82%, 01/20/2028(c)	1,088,000	1,153,641
2.59%, 04/29/2031(c)	1,098,000	1,076,593
2.69%, 04/22/2032(c)	3,211,000	3,150,198
2.30%, 07/21/2032(c)	1,562,000	1,479,823
2.57%, 10/20/2032(c)	1,937,000	1,878,627
2.48%, 09/21/2036(c)	2,667,000	2,478,172
Series RR, 4.38%(c)(d)	5,024,000	4,974,262
Barclays PLC (United Kingdom),
2.28%, 11/24/2027(c)	1,530,000	1,499,664
3.33%, 11/24/2042(c)	1,543,000	1,472,881
BNP Paribas S.A. (France),
2.16%, 09/15/2029(b)(c)	1,383,000	1,319,364
4.63%(b)(c)(d)	6,167,000	6,077,578
BPCE S.A. (France),
0.62% (SOFR + 0.57%), 01/14/2025(b)(e)	2,634,000	2,636,645
2.05%, 10/19/2027(b)(c)	2,028,000	1,968,425
Citigroup, Inc.,
0.74% (SOFR + 0.69%), 01/25/2026(e)	1,322,000	1,325,969
3.11%, 04/08/2026(c)	1,516,000	1,556,315
4.41%, 03/31/2031(c)	1,278,000	1,408,196
2.56%, 05/01/2032(c)	2,061,000	2,000,286
2.52%, 11/03/2032(c)	1,284,000	1,237,839
3.06%, 01/25/2033(c)	1,144,000	1,156,480
2.90%, 11/03/2042(c)	1,942,000	1,814,922
3.88%(c)(d)	5,479,000	5,347,504
Commonwealth Bank of Australia (Australia),
2.69%, 03/11/2031(b)	1,401,000	1,337,342
3.31%, 03/11/2041(b)	1,202,000	1,160,629
Principal Amount		Value
Diversified Banks–(continued)
Credit Agricole S.A. (France),
4.75%(b)(c)(d)	$3,717,000	$3,656,599
7.88%(b)(c)(d)	1,422,000	1,545,394
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(b)(c)	1,669,000	1,600,886
HSBC Holdings PLC (United Kingdom),
2.25%, 11/22/2027(c)	2,579,000	2,527,644
2.87%, 11/22/2032(c)	3,346,000	3,241,893
4.60%(c)(d)	1,507,000	1,455,204
6.25%(c)(d)	1,767,000	1,822,219
ING Groep N.V. (Netherlands),
1.06% (SOFR + 1.01%), 04/01/2027(e)	3,775,000	3,818,819
6.88%(b)(c)(d)	1,327,000	1,342,088
JPMorgan Chase & Co.,
3.80%, 07/23/2024(c)	1,912,000	1,972,243
2.08%, 04/22/2026(c)	1,971,000	1,962,573
2.58%, 04/22/2032(c)	2,010,000	1,955,879
2.96%, 01/25/2033(c)	1,145,000	1,153,547
3.11%, 04/22/2041(c)	1,227,000	1,195,848
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.49%, 10/13/2032(c)	1,272,000	1,233,273
Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	1,565,000	1,479,620
National Australia Bank Ltd. (Australia), 2.99%, 05/21/2031(b)	1,576,000	1,532,115
Nordea Bank Abp (Finland),
3.75%(b)(c)(d)	1,605,000	1,460,550
6.63%(b)(c)(d)	2,077,000	2,311,971
PNC Bank N.A., 2.50%, 08/27/2024	1,730,000	1,768,487
Royal Bank of Canada (Canada), 0.76% (SOFR + 0.71%), 01/21/2027(e)	4,215,000	4,222,286
Standard Chartered PLC (United Kingdom), 2.68%, 06/29/2032(b)(c)	1,875,000	1,771,318
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.47%, 07/08/2025	1,161,000	1,133,934
2.14%, 09/23/2030	2,879,000	2,677,645
2.22%, 09/17/2031	2,619,000	2,487,705
Sumitomo Mitsui Trust Bank Ltd. (Japan), 1.35%, 09/16/2026(b)	5,290,000	5,121,205
Truist Bank, 2.64%, 09/17/2029(c)	2,105,000	2,141,263
U.S. Bancorp,
1.38%, 07/22/2030	1,297,000	1,181,484
2.49%, 11/03/2036(c)	4,005,000	3,848,843
3.70%(c)(d)	5,613,000	5,408,125
Wells Fargo & Co.,
4.75%, 12/07/2046	864,000	1,012,702
Series BB, 3.90%(c)(d)	2,274,000	2,253,705
Westpac Banking Corp. (Australia), 3.13%, 11/18/2041	1,386,000	1,311,300
		124,654,853
Diversified Capital Markets–0.44%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	1,315,000	1,372,763
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Diversified Capital Markets–(continued)
Credit Suisse Group AG (Switzerland),
4.55%, 04/17/2026	$1,392,000	$1,500,245
4.19%, 04/01/2031(b)(c)	1,365,000	1,453,491
3.09%, 05/14/2032(b)(c)	1,255,000	1,220,245
UBS Group AG (Switzerland),
4.13%, 04/15/2026(b)	1,014,000	1,084,581
4.38%(b)(c)(d)	1,718,000	1,621,277
		8,252,602
Diversified Chemicals–0.07%
Dow Chemical Co. (The), 3.63%, 05/15/2026	1,167,000	1,232,663
Diversified Metals & Mining–0.12%
Rio Tinto Finance USA Ltd. (Australia), 2.75%, 11/02/2051	2,447,000	2,245,372
Diversified REITs–0.32%
American Campus Communities Operating Partnership L.P., 2.25%, 01/15/2029	1,216,000	1,165,504
Brixmor Operating Partnership L.P.,
4.13%, 05/15/2029	879,000	948,265
4.05%, 07/01/2030	989,000	1,057,530
2.50%, 08/16/2031	1,042,000	984,923
CubeSmart L.P.,
2.25%, 12/15/2028	647,000	628,777
2.50%, 02/15/2032	1,198,000	1,147,103
		5,932,102
Drug Retail–0.19%
CK Hutchison International 21 Ltd. (United Kingdom), 1.50%, 04/15/2026(b)	3,648,000	3,545,872
Electric Utilities–0.66%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	2,489,000	2,667,550
Duke Energy Corp., 3.25%, 01/15/2082(c)	1,616,000	1,512,695
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(b)	1,372,000	1,418,163
Enel Finance International N.V. (Italy), 2.88%, 07/12/2041(b)	1,678,000	1,493,821
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	2,278,000	2,269,663
PacifiCorp, 2.90%, 06/15/2052	1,872,000	1,745,923
Southern Co. (The), Series 21-A, 3.75%, 09/15/2051(c)	1,253,000	1,225,898
		12,333,713
Electronic Equipment & Instruments–0.17%
Vontier Corp.,
2.40%, 04/01/2028	1,796,000	1,725,166
2.95%, 04/01/2031	1,614,000	1,561,730
		3,286,896
Electronic Manufacturing Services–0.08%
Jabil, Inc., 3.00%, 01/15/2031	1,519,000	1,506,730
Principal Amount		Value
Financial Exchanges & Data–0.44%
Intercontinental Exchange, Inc., 3.00%, 09/15/2060	$1,280,000	$1,166,076
Moody’s Corp.,
2.00%, 08/19/2031	1,679,000	1,577,096
2.75%, 08/19/2041	1,965,000	1,797,175
3.10%, 11/29/2061	4,009,000	3,652,886
		8,193,233
Food Retail–0.18%
Alimentation Couche-Tard, Inc. (Canada),
3.44%, 05/13/2041(b)	1,346,000	1,328,391
3.63%, 05/13/2051(b)	2,152,000	2,139,546
		3,467,937
Health Care Distributors–0.08%
McKesson Corp., 1.30%, 08/15/2026	1,531,000	1,465,706
Health Care REITs–0.18%
Healthcare Trust of America Holdings L.P., 3.50%, 08/01/2026	1,273,000	1,339,221
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	2,142,000	2,036,328
		3,375,549
Health Care Services–0.53%
Cigna Corp., 4.13%, 11/15/2025	1,279,000	1,366,653
CVS Health Corp., 1.30%, 08/21/2027	1,297,000	1,222,119
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(b)	1,292,000	1,253,660
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	1,105,000	1,043,884
Series 2042, 2.72%, 01/01/2042	1,067,000	987,977
2.86%, 01/01/2052	1,219,000	1,136,802
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	3,254,000	2,929,040
		9,940,135
Homebuilding–0.24%
D.R. Horton, Inc., 4.75%, 02/15/2023	1,559,000	1,604,310
M.D.C. Holdings, Inc., 3.97%, 08/06/2061	3,223,000	2,859,655
		4,463,965
Hotels, Resorts & Cruise Lines–0.64%
Expedia Group, Inc.,
4.63%, 08/01/2027	1,051,000	1,145,363
3.25%, 02/15/2030	7,571,000	7,565,406
2.95%, 03/15/2031	3,466,000	3,337,809
		12,048,578
Independent Power Producers & Energy Traders–0.11%
AES Corp. (The),
1.38%, 01/15/2026	1,036,000	990,675
2.45%, 01/15/2031	1,075,000	1,014,149
		2,004,824
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Industrial Machinery–0.04%
Flowserve Corp., 2.80%, 01/15/2032	$773,000	$728,594
Industrial REITs–0.06%
LXP Industrial Trust, 2.38%, 10/01/2031	1,304,000	1,213,349
Insurance Brokers–0.19%
Arthur J. Gallagher & Co., 3.50%, 05/20/2051	1,208,000	1,188,189
Assured Guaranty US Holdings, Inc., 3.60%, 09/15/2051	864,000	841,163
Marsh & McLennan Cos., Inc.,
2.38%, 12/15/2031	824,000	797,488
2.90%, 12/15/2051	818,000	760,139
		3,586,979
Integrated Oil & Gas–0.68%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	2,606,000	2,471,313
2.94%, 06/04/2051	2,016,000	1,805,726
3.00%, 03/17/2052	1,341,000	1,213,609
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	1,173,000	1,183,669
Shell International Finance B.V. (Netherlands),
2.88%, 11/26/2041	3,264,000	3,080,229
3.00%, 11/26/2051	3,264,000	3,101,266
		12,855,812
Integrated Telecommunication Services–1.66%
AT&T, Inc.,
0.69% (SOFR + 0.64%), 03/25/2024(e)	2,276,000	2,275,119
4.30%, 02/15/2030	1,258,000	1,385,211
2.55%, 12/01/2033	4,959,000	4,666,291
3.10%, 02/01/2043	1,556,000	1,433,532
3.50%, 09/15/2053	2,388,000	2,273,701
3.50%, 02/01/2061	996,000	910,866
Verizon Communications, Inc.,
1.75%, 01/20/2031	1,148,000	1,047,706
2.55%, 03/21/2031	926,000	904,977
2.36%, 03/15/2032(b)	7,960,000	7,567,343
2.65%, 11/20/2040	916,000	819,034
3.40%, 03/22/2041	1,011,000	1,002,670
2.85%, 09/03/2041	2,802,000	2,621,324
2.88%, 11/20/2050	1,267,000	1,131,023
3.55%, 03/22/2051	564,000	568,064
3.00%, 11/20/2060	1,492,000	1,299,748
3.70%, 03/22/2061	1,336,000	1,342,692
		31,249,301
Interactive Home Entertainment–0.10%
Electronic Arts, Inc., 1.85%, 02/15/2031	2,047,000	1,904,277
Internet & Direct Marketing Retail–0.27%
Amazon.com, Inc.,
2.88%, 05/12/2041	2,301,000	2,242,644
3.10%, 05/12/2051	2,792,000	2,765,856
		5,008,500
Principal Amount		Value
Internet Services & Infrastructure–0.07%
VeriSign, Inc., 2.70%, 06/15/2031	$1,451,000	$1,402,028
Investment Banking & Brokerage–3.25%
Brookfield Finance I (UK) PLC (Canada), 2.34%, 01/30/2032	2,002,000	1,899,772
Goldman Sachs Group, Inc. (The),
0.63% (SOFR + 0.58%), 03/08/2024(e)	3,753,000	3,752,204
0.75% (SOFR + 0.70%), 01/24/2025(e)	2,440,000	2,444,103
3.50%, 04/01/2025	1,329,000	1,381,273
3.50%, 11/16/2026	851,000	886,501
0.84% (SOFR + 0.79%), 12/09/2026(e)	8,115,000	8,117,975
1.09%, 12/09/2026(c)	1,358,000	1,291,506
0.86% (SOFR + 0.81%), 03/09/2027(e)	6,755,000	6,729,791
0.97% (SOFR + 0.92%), 10/21/2027(e)	5,512,000	5,517,990
1.95%, 10/21/2027(c)	1,907,000	1,857,391
1.17% (SOFR + 1.12%), 02/24/2028(e)	1,200,000	1,208,247
1.99%, 01/27/2032(c)	1,395,000	1,287,331
2.62%, 04/22/2032(c)	793,000	768,958
2.38%, 07/21/2032(c)	1,563,000	1,481,697
2.65%, 10/21/2032(c)	2,316,000	2,257,718
3.10%, 02/24/2033(c)	1,508,000	1,517,853
3.21%, 04/22/2042(c)	830,000	804,167
3.44%, 02/24/2043(c)	1,816,000	1,814,595
Series V, 4.13%(c)(d)	1,743,000	1,702,911
Morgan Stanley,
0.67% (SOFR + 0.63%), 01/24/2025(e)	1,740,000	1,745,040
5.00%, 11/24/2025	1,396,000	1,530,844
2.19%, 04/28/2026(c)	983,000	981,956
3.62%, 04/01/2031(c)	1,278,000	1,352,579
2.24%, 07/21/2032(c)	2,578,000	2,433,071
2.51%, 10/20/2032(c)	1,442,000	1,393,257
2.94%, 01/21/2033(c)	1,765,000	1,768,704
2.48%, 09/16/2036(c)	3,441,000	3,200,634
		61,128,068
IT Consulting & Other Services–0.13%
DXC Technology Co., 2.38%, 09/15/2028	2,478,000	2,379,664
Life & Health Insurance–3.24%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	1,324,000	1,477,968
Athene Global Funding,
1.20%, 10/13/2023(b)	2,059,000	2,043,739
1.45%, 01/08/2026(b)	970,000	938,595
2.95%, 11/12/2026(b)	2,507,000	2,569,068
Athene Holding Ltd.,
6.15%, 04/03/2030	1,405,000	1,679,000
3.95%, 05/25/2051	376,000	381,434
3.45%, 05/15/2052	2,548,000	2,368,642
Brighthouse Financial Global Funding, 1.20%, 12/15/2023(b)	2,915,000	2,882,144
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Brighthouse Financial, Inc., 3.85%, 12/22/2051	$3,453,000	$3,192,621
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	10,423,000	10,418,518
F&G Global Funding, 2.00%, 09/20/2028(b)	2,699,000	2,574,079
GA Global Funding Trust,
2.25%, 01/06/2027(b)	3,157,000	3,100,379
1.95%, 09/15/2028(b)	3,187,000	3,010,811
2.90%, 01/06/2032(b)	3,251,000	3,123,321
MAG Mutual Holding Co., 4.75%, 04/30/2041(f)	9,203,000	8,994,004
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(c)	1,032,000	1,083,363
Maple Grove Funding Trust I, 4.16%, 08/15/2051(b)	3,977,000	3,888,888
Pacific Life Global Funding II, 0.67% (SOFR + 0.62%), 06/04/2026(b)(e)	2,235,000	2,245,461
Pacific LifeCorp, 3.35%, 09/15/2050(b)	1,249,000	1,266,976
Prudential Financial, Inc., 5.20%, 03/15/2044(c)	1,721,000	1,778,580
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(b)	1,963,000	1,995,229
		61,012,820
Life Sciences Tools & Services–0.05%
Illumina, Inc., 2.55%, 03/23/2031	875,000	849,582
Managed Health Care–0.26%
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	2,490,000	2,369,881
3.00%, 06/01/2051	2,595,000	2,516,427
		4,886,308
Multi-line Insurance–0.16%
Allianz SE (Germany), 3.20%(b)(c)(d)	3,290,000	3,047,363
Multi-Utilities–0.22%
Ameren Corp., 2.50%, 09/15/2024	1,211,000	1,230,334
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	1,071,000	1,111,713
WEC Energy Group, Inc.,
1.38%, 10/15/2027	968,000	915,358
1.80%, 10/15/2030	880,000	812,386
		4,069,791
Office REITs–0.38%
Office Properties Income Trust,
4.25%, 05/15/2024	3,033,000	3,137,112
4.50%, 02/01/2025	1,966,000	2,051,351
2.65%, 06/15/2026	407,000	398,539
2.40%, 02/01/2027	1,594,000	1,507,801
		7,094,803
Oil & Gas Exploration & Production–0.45%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	1,883,000	1,872,872
Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039(b)	$1,807,000	$1,684,268
Continental Resources, Inc.,
2.27%, 11/15/2026(b)	869,000	841,844
2.88%, 04/01/2032(b)	1,087,000	1,025,019
Lundin Energy Finance B.V. (Netherlands),
2.00%, 07/15/2026(b)	1,535,000	1,505,073
3.10%, 07/15/2031(b)	1,535,000	1,500,872
		8,429,948
Oil & Gas Storage & Transportation–1.03%
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	1,010,000	1,396,619
Enbridge, Inc. (Canada),
1.60%, 10/04/2026	1,069,000	1,036,429
3.40%, 08/01/2051	1,076,000	1,025,308
Energy Transfer L.P.,
4.25%, 03/15/2023	1,366,000	1,398,193
4.00%, 10/01/2027	1,043,000	1,097,675
Kinder Morgan, Inc., 7.75%, 01/15/2032	1,640,000	2,225,006
MPLX L.P.,
1.75%, 03/01/2026	1,175,000	1,146,297
4.25%, 12/01/2027	976,000	1,051,290
ONEOK, Inc., 6.35%, 01/15/2031	1,817,000	2,213,700
Williams Cos., Inc. (The),
3.70%, 01/15/2023	1,706,000	1,736,605
2.60%, 03/15/2031	3,509,000	3,380,789
3.50%, 10/15/2051	1,703,000	1,592,921
		19,300,832
Other Diversified Financial Services–2.28%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
2.45%, 10/29/2026	2,962,000	2,914,652
3.00%, 10/29/2028	1,654,000	1,622,448
3.30%, 01/30/2032	2,415,000	2,359,948
3.40%, 10/29/2033	2,596,000	2,522,062
3.85%, 10/29/2041	2,466,000	2,414,565
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(b)	1,269,000	1,219,875
2.75%, 02/21/2028(b)	1,400,000	1,340,363
Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(b)	1,776,000	1,608,497
2.55%, 03/30/2032(b)	1,248,000	1,220,821
2.80%, 09/30/2050(b)	820,000	727,335
3.20%, 01/30/2052(b)	2,550,000	2,427,901
Blackstone Private Credit Fund,
1.75%, 09/15/2024(b)	581,000	565,239
2.35%, 11/22/2024(b)	2,068,000	2,040,419
2.63%, 12/15/2026(b)	4,362,000	4,142,490
3.25%, 03/15/2027(b)	2,267,000	2,215,772
Blue Owl Finance LLC, 3.13%, 06/10/2031(b)	1,913,000	1,792,435
LSEGA Financing PLC (United Kingdom),
1.38%, 04/06/2026(b)	1,523,000	1,467,051
2.00%, 04/06/2028(b)	1,346,000	1,297,412
2.50%, 04/06/2031(b)	1,005,000	978,142
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Other Diversified Financial Services–(continued)
Pershing Square Holdings Ltd. (Guernsey),
3.25%, 11/15/2030(b)	$3,900,000	$3,818,572
3.25%, 10/01/2031(b)	4,300,000	4,198,111
		42,894,110
Packaged Foods & Meats–0.26%
Conagra Brands, Inc., 4.60%, 11/01/2025	1,655,000	1,786,052
General Mills, Inc., 2.25%, 10/14/2031	1,066,000	1,024,966
JDE Peet’s N.V. (Netherlands),
1.38%, 01/15/2027(b)	1,197,000	1,133,392
2.25%, 09/24/2031(b)	1,073,000	997,727
		4,942,137
Paper Packaging–0.49%
Berry Global, Inc., 1.65%, 01/15/2027	6,784,000	6,439,644
Packaging Corp. of America, 3.65%, 09/15/2024	1,396,000	1,457,134
Sealed Air Corp., 1.57%, 10/15/2026(b)	1,318,000	1,258,765
		9,155,543
Pharmaceuticals–0.28%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(b)	1,536,000	1,587,671
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	1,964,000	1,998,132
Mylan, Inc., 3.13%, 01/15/2023(b)	1,677,000	1,704,619
		5,290,422
Precious Metals & Minerals–0.06%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(b)	1,168,000	1,207,513
Property & Casualty Insurance–0.58%
Chubb INA Holdings, Inc.,
2.85%, 12/15/2051	629,000	594,136
3.05%, 12/15/2061	1,432,000	1,351,702
CNA Financial Corp., 3.45%, 08/15/2027	1,170,000	1,234,296
Fidelity National Financial, Inc.,
2.45%, 03/15/2031	1,299,000	1,237,845
3.20%, 09/17/2051	859,000	765,972
First American Financial Corp., 2.40%, 08/15/2031	1,632,000	1,553,153
Stewart Information Services Corp., 3.60%, 11/15/2031	2,333,000	2,299,453
W.R. Berkley Corp.,
3.55%, 03/30/2052	571,000	572,268
3.15%, 09/30/2061	1,480,000	1,312,115
		10,920,940
Railroads–0.11%
Canadian Pacific Railway Co. (Canada), 1.75%, 12/02/2026	789,000	774,812
Union Pacific Corp., 2.15%, 02/05/2027	1,375,000	1,381,252
		2,156,064
Principal Amount		Value
Real Estate Development–0.06%
Essential Properties L.P., 2.95%, 07/15/2031	$1,260,000	$1,202,976
Regional Banks–2.09%
Citizens Financial Group, Inc.,
4.30%, 12/03/2025	3,078,000	3,301,421
2.50%, 02/06/2030	1,328,000	1,298,176
2.64%, 09/30/2032	5,402,000	5,153,263
Fifth Third Bank N.A., 3.85%, 03/15/2026	983,000	1,038,652
Huntington Bancshares, Inc.,
4.00%, 05/15/2025	1,695,000	1,798,731
2.49%, 08/15/2036(b)(c)	1,472,000	1,376,365
KeyBank N.A., 3.40%, 05/20/2026	1,304,000	1,362,862
KeyCorp, 2.25%, 04/06/2027	1,932,000	1,926,369
M&T Bank Corp., 3.50%(c)(d)	2,959,000	2,789,183
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	1,205,000	1,269,516
SVB Financial Group,
2.10%, 05/15/2028	1,146,000	1,120,626
1.80%, 02/02/2031	1,775,000	1,624,957
4.10%(c)(d)	2,512,000	2,384,441
Series C, 4.00%(c)(d)	5,338,000	5,195,048
Series D, 4.25%(c)(d)	4,687,000	4,622,554
Series E, 4.70%(c)(d)	3,147,000	3,135,828
		39,397,992
Reinsurance–0.12%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	1,251,000	1,146,451
Global Atlantic Fin Co., 3.13%, 06/15/2031(b)	1,077,000	1,029,718
		2,176,169
Residential REITs–0.29%
American Homes 4 Rent L.P.,
2.38%, 07/15/2031	422,000	400,712
3.38%, 07/15/2051	444,000	414,600
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	661,000	638,386
2.70%, 01/15/2034	2,061,000	1,934,196
Mid-America Apartments L.P., 2.88%, 09/15/2051	435,000	401,958
Spirit Realty L.P., 3.20%, 01/15/2027	1,184,000	1,215,076
Sun Communities Operating L.P., 2.70%, 07/15/2031	484,000	465,270
		5,470,198
Retail REITs–1.19%
Agree L.P.,
2.00%, 06/15/2028	869,000	833,374
2.60%, 06/15/2033	1,139,000	1,080,253
Kimco Realty Corp.,
1.90%, 03/01/2028	1,457,000	1,399,117
2.70%, 10/01/2030	846,000	835,296
2.25%, 12/01/2031	1,890,000	1,785,811
Kite Realty Group L.P., 4.00%, 10/01/2026	2,381,000	2,520,623
Kite Realty Group Trust, 4.75%, 09/15/2030	900,000	979,037
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Retail REITs–(continued)
National Retail Properties, Inc., 3.50%, 04/15/2051	$1,460,000	$1,426,682
Realty Income Corp.,
2.20%, 06/15/2028	1,769,000	1,736,270
3.25%, 01/15/2031	1,122,000	1,170,510
2.85%, 12/15/2032	3,011,000	3,000,680
Regency Centers L.P., 2.95%, 09/15/2029	1,387,000	1,404,789
Scentre Group Trust 2 (Australia), 4.75%, 09/24/2080(b)(c)	2,065,000	2,121,787
Simon Property Group L.P., 1.38%, 01/15/2027	2,143,000	2,058,483
		22,352,712
Semiconductors–1.06%
Broadcom, Inc.,
4.15%, 11/15/2030	1,749,000	1,862,874
2.45%, 02/15/2031(b)	1,104,000	1,034,187
3.42%, 04/15/2033(b)	1,221,000	1,217,857
3.47%, 04/15/2034(b)	2,181,000	2,163,525
3.14%, 11/15/2035(b)	4,889,000	4,641,849
Marvell Technology, Inc., 2.95%, 04/15/2031	2,791,000	2,737,008
Micron Technology, Inc.,
2.70%, 04/15/2032	1,274,000	1,220,008
3.37%, 11/01/2041	864,000	823,353
QUALCOMM, Inc.,
2.15%, 05/20/2030	1,616,000	1,580,509
3.25%, 05/20/2050	1,567,000	1,615,998
Skyworks Solutions, Inc.,
1.80%, 06/01/2026	375,000	364,049
3.00%, 06/01/2031	761,000	732,078
		19,993,295
Soft Drinks–0.29%
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(b)	5,355,000	5,395,035
Specialized REITs–0.66%
American Tower Corp.,
3.00%, 06/15/2023	1,476,000	1,507,079
4.00%, 06/01/2025	879,000	926,788
2.70%, 04/15/2031	2,747,000	2,664,584
2.95%, 01/15/2051	1,447,000	1,261,085
Crown Castle International Corp., 2.50%, 07/15/2031	2,388,000	2,283,413
Extra Space Storage L.P., 2.35%, 03/15/2032	2,114,000	1,985,314
Life Storage L.P., 2.40%, 10/15/2031	1,865,000	1,777,762
		12,406,025
Systems Software–0.12%
Oracle Corp., 3.85%, 04/01/2060	1,387,000	1,234,280
VMware, Inc., 2.20%, 08/15/2031	1,174,000	1,097,323
		2,331,603
Principal Amount		Value
Technology Hardware, Storage & Peripherals–0.45%
Apple, Inc.,
4.38%, 05/13/2045	$934,000	$1,118,070
2.55%, 08/20/2060	4,238,000	3,639,079
2.80%, 02/08/2061	4,055,000	3,663,230
		8,420,379
Tobacco–0.35%
Altria Group, Inc.,
2.45%, 02/04/2032	1,629,000	1,483,213
3.70%, 02/04/2051	1,932,000	1,672,595
4.00%, 02/04/2061	1,946,000	1,705,385
Imperial Brands Finance PLC (United Kingdom), 3.75%, 07/21/2022(b)	1,732,000	1,746,232
		6,607,425
Trading Companies & Distributors–0.06%
Air Lease Corp., 2.20%, 01/15/2027	1,130,000	1,098,466
Trucking–0.46%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 07/15/2025(b)	800,000	844,579
3.40%, 11/15/2026(b)	1,462,000	1,521,827
SMBC Aviation Capital Finance DAC (Ireland), 1.90%, 10/15/2026(b)	1,513,000	1,477,668
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)	2,959,000	2,900,791
3.15%, 06/15/2031(b)	1,880,000	1,847,618
		8,592,483
Wireless Telecommunication Services–0.39%
T-Mobile USA, Inc.,
3.30%, 02/15/2051	1,859,000	1,681,574
3.40%, 10/15/2052(b)	6,049,000	5,576,939
		7,258,513
Total U.S. Dollar Denominated Bonds & Notes (Cost $785,404,379)		766,638,822

Asset-Backed Securities–24.02%
Alternative Loan Trust,
Series 2005-21CB, Class A7, 5.50%, 06/25/2035	651,718	611,277
Series 2005-29CB, Class A4, 5.00%, 07/25/2035	286,138	211,861
American Credit Acceptance Receivables Trust,
Series 2018-3, Class D, 4.14%, 10/15/2024(b)	70,115	70,281
Series 2019-3, Class C, 2.76%, 09/12/2025(b)	936,951	940,374
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

AmeriCredit Automobile Receivables Trust,
Series 2017-3, Class D, 3.18%, 07/18/2023	$3,817,645	$3,829,593
Series 2017-4, Class D, 3.08%, 12/18/2023	2,885,000	2,906,554
Series 2018-3, Class C, 3.74%, 10/18/2024	4,225,000	4,303,127
Series 2019-2, Class C, 2.74%, 04/18/2025	1,645,000	1,673,780
Series 2019-2, Class D, 2.99%, 06/18/2025	4,570,000	4,659,435
Series 2019-3, Class D, 2.58%, 09/18/2025	2,285,000	2,311,505
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,415,000	4,249,195
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(g)	970,280	969,568
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(g)	2,799,524	2,801,980
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(g)	1,455,253	1,435,208
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(g)	3,201,656	3,165,033
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 1.44% (3 mo. USD LIBOR + 1.18%), 07/25/2034(b)(e)	7,338,000	7,350,313
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	209,465	204,242
Series 2007-C, Class 1A4, 3.01%, 05/20/2036(g)	79,003	79,454
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	224,549	211,205
Bank, Series 2019-BNK16, Class XA, IO, 0.94%, 02/15/2052(h)	23,943,492	1,312,958
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(g)	4,084,236	4,106,531
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(g)	4,085,186	3,990,755
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(g)	4,013,249	3,991,194
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(g)	4,286,178	4,317,420
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(g)	5,229,323	5,124,365
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	180,271	184,692
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	422,885	433,310
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.50%, 01/15/2051(h)	34,157,923	829,754
Principal Amount		Value

BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(g)	$2,096,267	$2,083,830
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 0.96% (1 mo. USD LIBOR + 0.85%), 11/15/2026(b)(e)	2,220,000	2,219,732
Series 2021-VOLT, Class A, 0.81% (1 mo. USD LIBOR + 0.70%), 09/15/2036(b)(e)	4,080,000	4,073,125
Series 2021-VOLT, Class B, 1.06% (1 mo. USD LIBOR + 0.95%), 09/15/2036(b)(e)	3,595,000	3,564,210
Series 2021-XL2, Class B, 1.10% (1 mo. USD LIBOR + 1.00%), 10/15/2038(b)(e)	1,565,000	1,555,544
BX Trust,
Series 2022-LBA6, Class A, 1.06% (1.00% + SOFR Term Rate), 01/15/2039(b)(e)	3,670,000	3,675,366
Series 2022-LBA6, Class B, 1.36% (1.30% + SOFR Term Rate), 01/15/2039(b)(e)	2,265,000	2,268,940
Series 2022-LBA6, Class C, 1.66% (1.60% + SOFR Term Rate), 01/15/2039(b)(e)	1,215,000	1,217,448
CCG Receivables Trust,
Series 2018-2, Class C, 3.87%, 12/15/2025(b)	980,000	980,990
Series 2019-2, Class B, 2.55%, 03/15/2027(b)	1,845,000	1,865,075
Series 2019-2, Class C, 2.89%, 03/15/2027(b)	900,000	908,347
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.92%, 11/13/2050(h)	11,048,664	379,165
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(g)	161,344	162,603
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 2.95%, 01/25/2036(g)	483,859	467,154
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 1.44% (3 mo. USD LIBOR + 1.20%), 10/17/2031(b)(e)	1,497,000	1,498,073
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.00%, 11/10/2046(h)	12,077,685	171,164
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	656,867	672,007
Series 2017-C4, Class XA, IO, 1.08%, 10/12/2050(h)	29,325,598	1,253,702
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 2.48% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	927,866	965,715
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(g)	4,158,854	4,080,231
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 01/15/2026	1,910,000	1,948,204
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

COLT Mortgage Loan Trust,
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(g)	$1,307,884	$1,307,759
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(g)	745,950	748,050
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(g)	2,199,158	2,176,676
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(g)	3,208,000	3,207,968
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.49%, 12/10/2045(h)	11,123,186	81,704
Series 2013-CR6, Class AM, 3.15%, 03/10/2046(b)	2,945,000	2,984,763
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	569,965	583,413
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	2,865,000	2,980,172
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	5,720,000	5,975,263
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(g)	1,000,453	988,575
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(g)	1,328,621	1,307,969
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	10,613,000	10,625,477
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	652,323	456,147
Dell Equipment Finance Trust,
Series 2019-1, Class C, 3.14%, 03/22/2024(b)	5,330,000	5,333,372
Series 2019-2, Class D, 2.48%, 04/22/2025(b)	1,925,000	1,932,436
Drive Auto Receivables Trust,
Series 2018-1, Class D, 3.81%, 05/15/2024	238,594	239,286
Series 2018-2, Class D, 4.14%, 08/15/2024	1,107,181	1,119,110
Series 2018-3, Class D, 4.30%, 09/16/2024	1,359,396	1,375,851
Series 2018-5, Class C, 3.99%, 01/15/2025	455,778	457,718
Series 2019-1, Class C, 3.78%, 04/15/2025	91,336	91,459
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 1.24% (3 mo. USD LIBOR + 1.08%), 01/15/2034(b)(e)	1,078,634	1,079,790
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(g)	503,407	503,200
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(g)	509,014	500,544
Series 2022-1, Class A1, 2.21%, 02/25/2026(b)(g)	2,935,000	2,934,999
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 03/15/2024(b)	1,205,149	1,208,644
Extended Stay America Trust, Series 2021-ESH, Class B, 1.49% (1 mo. USD LIBOR + 1.38%), 07/15/2038(b)(e)	1,719,418	1,721,115
Principal Amount		Value

First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 0.76% (1 mo. USD LIBOR + 0.65%), 11/25/2035(e)	$419,506	$198,401
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(g)	6,766,228	6,737,065
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(g)	1,457,597	1,450,249
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A2, 0.70% (1 mo. USD LIBOR + 0.60%), 09/15/2024(e)	9,380,000	9,402,514
FREMF Mortgage Trust,
Series 2012-K23, Class C, 3.66%, 10/25/2045(b)(g)	680,000	687,797
Series 2013-K25, Class C, 3.62%, 11/25/2045(b)(g)	605,000	613,900
Series 2013-K26, Class C, 3.60%, 12/25/2045(b)(g)	1,165,000	1,183,140
Series 2013-K27, Class C, 3.50%, 01/25/2046(b)(g)	650,000	660,022
Series 2013-K28, Class C, 3.49%, 06/25/2046(b)(g)	2,580,000	2,628,619
Series 2015-K44, Class B, 3.67%, 01/25/2048(b)(g)	1,175,000	1,221,552
Series 2017-K62, Class B, 3.88%, 01/25/2050(b)(g)	1,040,000	1,105,894
Series 2017-K724, Class B, 5.26%, 12/25/2049(b)(g)	780,000	800,769
GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 1.32% (3 mo. USD LIBOR + 1.07%), 01/20/2033(b)(e)	1,712,000	1,712,500
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 1.32% (3 mo. USD LIBOR + 1.07%), 10/20/2032(b)(e)	2,190,000	2,191,883
Golub Capital Partners CLO 40(A) Ltd., Series 2019-40A, Class AR, 1.35% (3 mo. USD LIBOR + 1.09%), 01/25/2032(b)(e)	5,264,000	5,263,147
GS Mortgage Securities Trust,
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	974,215	1,014,489
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	107,391	108,046
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	513,973	524,382
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	3,780,000	3,744,834
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(g)	3,540,361	3,521,122
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.02%, 07/25/2035(g)	71,692	74,354
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	1,322,000	1,284,835
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	705,000	691,412
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 1.21%, 12/26/2025(b)	$978,000	$959,015
Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	432,000	426,014
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class AS, 4.52%, 12/15/2046	3,490,000	3,627,081
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	1,722,000	1,740,933
Series 2014-C20, Class AS, 4.04%, 07/15/2047	3,950,000	4,098,186
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	370,441	370,731
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 2.39%, 07/25/2035(g)	322,026	329,466
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(g)	5,029,151	4,989,243
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class AS, 4.07%, 11/15/2047	6,036,000	6,240,792
Series 2015-C27, Class XA, IO, 1.16%, 02/15/2048(h)	32,919,296	970,066
Series 2015-C28, Class AS, 3.53%, 10/15/2048	3,400,000	3,460,546
KKR CLO 30 Ltd., Series 30A, Class A1R, 1.26% (3 mo. USD LIBOR + 1.02%), 10/17/2031(b)(e)	3,771,000	3,772,878
LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class IO, 1.08%, 02/18/2030(g)	15,668	0
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(g)	8,007	2,878
Life Mortgage Trust,
Series 2021-BMR, Class A, 0.81% (1 mo. USD LIBOR + 0.70%), 03/15/2038(b)(e)	2,295,000	2,285,941
Series 2021-BMR, Class B, 0.99% (1 mo. USD LIBOR + 0.88%), 03/15/2038(b)(e)	3,735,000	3,706,867
Series 2021-BMR, Class C, 1.21% (1 mo. USD LIBOR + 1.10%), 03/15/2038(b)(e)	1,570,000	1,555,132
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 1.40% (3 mo. USD LIBOR + 1.15%), 04/19/2033(b)(e)	10,755,000	10,762,991
Med Trust,
Series 2021-MDLN, Class A, 1.06% (1 mo. USD LIBOR + 0.95%), 11/15/2038(b)(e)	2,660,000	2,660,373
Series 2021-MDLN, Class B, 1.56% (1 mo. USD LIBOR + 1.45%), 11/15/2038(b)(e)	4,303,000	4,305,455
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(g)	2,674,879	2,666,688
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(g)	2,637,541	2,623,282
Principal Amount		Value

MFA Trust,
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(b)(g)	$2,872,398	$2,806,550
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(b)(g)	3,555,675	3,536,224
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(g)	3,562,503	3,498,617
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 0.81% (1 mo. USD LIBOR + 0.70%), 07/15/2038(b)(e)	1,945,000	1,936,278
Series 2021-STOR, Class B, 1.01% (1 mo. USD LIBOR + 0.90%), 07/15/2038(b)(e)	1,460,000	1,453,692
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	6,222,000	6,321,394
Series 2014-C19, Class AS, 3.83%, 12/15/2047	5,035,000	5,227,922
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.78%, 12/15/2050(h)	13,067,951	485,827
Motel Trust,
Series 2021-MTL6, Class A, 1.01% (1 mo. USD LIBOR + 0.90%), 09/15/2038(b)(e)	1,220,000	1,221,266
Series 2021-MTL6, Class B, 1.31% (1 mo. USD LIBOR + 1.20%), 09/15/2038(b)(e)	495,000	494,684
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.27% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(e)	5,054,000	5,056,350
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 1.30% (3 mo. USD LIBOR + 1.06%), 04/16/2033(b)(e)	3,402,000	3,403,146
OBX Trust, Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(g)	3,875,000	3,875,942
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(g)	3,216,483	3,200,140
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 1.20% (3 mo. USD LIBOR + 0.96%), 07/15/2030(b)(e)	3,192,000	3,194,167
Series 2020-8RA, Class A1, 1.46% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(e)	6,027,000	6,031,388
Octagon Investment Partners 31 LLC, Series 2017-1A, Class AR, 1.30% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(e)	5,500,000	5,501,969
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 1.46% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(e)	5,507,000	5,509,836
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.51% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(e)	5,076,061	5,084,771
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(g)	$4,402,839	$4,349,971
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	1,965,000	1,978,131
Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	6,825,000	6,763,187
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	2,415,000	2,401,217
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	60,577	57,113
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	294,817	286,707
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(g)	1,035,067	1,034,159
Santander Drive Auto Receivables Trust,
Series 2018-1, Class D, 3.32%, 03/15/2024	494,288	495,667
Series 2018-2, Class D, 3.88%, 02/15/2024	1,306,138	1,315,544
Series 2019-2, Class D, 3.22%, 07/15/2025	3,210,000	3,262,124
Series 2019-3, Class D, 2.68%, 10/15/2025	2,805,000	2,838,461
Santander Retail Auto Lease Trust, Series 2019-A, Class C, 3.30%, 05/22/2023(b)	731,900	732,877
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,853,800	1,777,725
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,813,933	1,746,816
STAR Trust,
Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(g)	3,008,253	2,999,718
Series 2021-SFR1, Class A, 0.71% (1 mo. USD LIBOR + 0.60%), 04/17/2038(b)(e)	11,612,369	11,587,830
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(g)	941,506	942,131
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(g)	5,492,281	5,431,716
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(g)	3,989,000	3,998,698
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 1.53% (3 mo. USD LIBOR + 1.29%), 04/18/2033(b)(e)	3,000,000	3,002,601
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	4,850,400	4,775,664
TICP CLO XV Ltd., Series 2020-15A, Class A, 1.53% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(e)	4,685,000	4,688,931
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	4,574,721	4,335,313
Principal Amount		Value

UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 0.98%, 11/15/2050(h)	$19,626,973	$772,306
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(i)	1,375,571	1,377,876
Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(i)	1,733,386	1,736,441
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(g)	503,750	503,788
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(g)	1,333,904	1,312,232
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(g)	4,465,627	4,410,422
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(g)	2,352,193	2,342,906
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	1,512,841	1,500,935
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 2.49%, 10/25/2033(g)	241,248	244,337
Series 2005-AR14, Class 1A4, 2.83%, 12/25/2035(g)	357,750	364,414
Series 2005-AR16, Class 1A1, 2.64%, 12/25/2035(g)	336,860	343,672
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	2,797,572	2,841,805
Series 2017-C42, Class XA, IO, 0.87%, 12/15/2050(h)	18,156,551	809,225
Westlake Automobile Receivables Trust, Series 2019-3A, Class C, 2.49%, 10/15/2024(b)	4,570,000	4,593,222
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	2,330,000	2,362,596
Series 2014-C20, Class AS, 4.18%, 05/15/2047	1,693,000	1,753,399
Series 2014-C25, Class AS, 3.98%, 11/15/2047	5,225,000	5,442,901
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(g)	2,174,838	2,260,789
World Financial Network Credit Card Master Trust,
Series 2019-A, Class A, 3.14%, 12/15/2025	1,150,000	1,151,058
Series 2019-B, Class A, 2.49%, 04/15/2026	4,555,000	4,587,325
Series 2019-C, Class A, 2.21%, 07/15/2026	3,910,000	3,946,274
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	5,825,725	5,801,298
Total Asset-Backed Securities (Cost $457,475,349)		451,684,218
U.S. Treasury Securities–16.36%
U.S. Treasury Bonds–4.87%
2.00%, 11/15/2041	30,441,300	29,599,408
2.00%, 08/15/2051	63,471,300	61,934,104
		91,533,512
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
U.S. Treasury Notes–11.49%
0.88%, 01/31/2024	$31,845,600	$31,655,273
1.13%, 01/15/2025	22,636,700	22,472,230
1.50%, 01/31/2027	83,499,100	83,068,558
1.75%, 01/31/2029	3,912,600	3,914,740
1.38%, 11/15/2031	77,904,400	75,074,280
		216,185,081
Total U.S. Treasury Securities (Cost $309,886,196)		307,718,593
U.S. Government Sponsored Agency Mortgage-Backed Securities–13.46%
Collateralized Mortgage Obligations–0.88%
Fannie Mae Interest STRIPS,
IO, 7.00%, 06/25/2023 to 04/25/2032(j)	845,199	165,333
7.50%, 10/25/2023 to 11/25/2029(j)	103,246	6,266
6.50%, 04/25/2029 to 02/25/2033(h)(j)	1,397,934	238,031
6.00%, 06/25/2033 to 03/25/2036(h)(j)	910,172	156,923
5.50%, 09/25/2033 to 06/25/2035(h)(j)	1,572,178	259,758
Fannie Mae REMICs,
6.50%, 06/25/2023 to 10/25/2031	223,894	243,199
4.50%, 08/25/2025	29,701	30,280
5.50%, 12/25/2025 to 07/25/2046(j)	3,637,144	2,732,803
7.00%, 07/25/2026 to 04/25/2033(j)	555,927	103,843
4.00%, 08/25/2026 to 08/25/2047(j)	1,742,855	223,255
6.00%, 11/25/2028	87,908	96,453
7.50%, 12/25/2029	546,785	613,007
1.11% (1 mo. USD LIBOR + 1.00%), 07/25/2032(e)	73,234	74,950
0.51% (1 mo. USD LIBOR + 0.40%), 03/25/2033(e)	17,836	17,902
0.36% (1 mo. USD LIBOR + 0.25%), 08/25/2035(e)	67,730	67,838
23.81% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	156,532	228,791
1.05% (1 mo. USD LIBOR + 0.94%), 06/25/2037(e)	98,468	99,229
5.00%, 04/25/2040 to 09/25/2047(e)(j)	7,724,758	1,552,705
PO, 0.00%, 09/25/2023(k)	8,618	8,509
IO, 6.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(e)(j)	504,559	80,701
8.04% (8.15% - (1.00 x 1 mo. USD LIBOR)), 04/25/2027(e)(j)	64,255	8,225
3.00%, 11/25/2027(j)	1,545,166	82,238
6.99% (7.10% - (1.00 x 1 mo. USD LIBOR)), 11/25/2030(e)(j)	15,300	2,217
9.69% (9.80% - (1.00 x 1 mo. USD LIBOR)), 03/17/2031(e)(j)	38	2
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
7.64% (7.75% - (1.00 x 1 mo. USD LIBOR)), 07/25/2031 to 02/25/2032(e)(j)	$63,503	$11,037
7.74% (7.85% - (1.00 x 1 mo. USD LIBOR)), 11/18/2031(e)(j)	56,108	9,321
7.79% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(e)(j)	133,686	23,015
7.14% (7.25% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(e)(j)	102,840	17,973
7.84% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032 to 07/25/2032(e)(j)	189,680	28,861
7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 02/25/2032 to 03/25/2032(e)(j)	23,240	3,147
1.00% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(e)(j)	170,626	4,115
6.89% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 09/25/2032(e)(j)	429,538	66,069
7.89% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 12/25/2032(e)(j)	332,782	64,548
7.89% (8.00% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(e)(j)	208,561	38,514
7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(e)(j)	61,457	10,406
8.09% (8.20% - (1.00 x 1 mo. USD LIBOR)), 01/25/2033(e)(j)	281,168	56,508
8.14% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(e)(j)	212,835	47,266
7.44% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(e)(j)	230,143	44,835
6.64% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(e)(j)	94,635	13,652
6.49% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(e)(j)	322,244	42,315
3.50%, 08/25/2035(j)	4,745,858	595,970
5.99% (6.10% - (1.00 x 1 mo. USD LIBOR)), 10/25/2035(e)(j)	217,093	35,004
6.47% (6.58% - (1.00 x 1 mo. USD LIBOR)), 06/25/2036(e)(j)	14,875	2,546
5.94% (6.05% - (1.00 x 1 mo. USD LIBOR)), 07/25/2038(e)(j)	77,891	7,860
6.44% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(e)(j)	462,075	68,931
6.04% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(e)(j)	1,017,612	201,302
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(h)	69,259,024	463,177
Series KC03, Class X1, IO, 0.63%, 11/25/2024(h)	42,659,482	500,379
Series K734, Class X1, IO, 0.65%, 02/25/2026(h)	33,105,690	746,119
Series K735, Class X1, IO, 1.10%, 05/25/2026(h)	34,160,974	1,230,652
Series K093, Class X1, IO, 0.95%, 05/25/2029(h)	27,686,520	1,677,451
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
1.50%, 07/15/2023	$51,371	$51,510
5.00%, 09/15/2023	66,477	67,855
1.16% (1 mo. USD LIBOR + 1.05%), 10/15/2023(e)	69,084	69,132
6.50%, 02/15/2028 to 06/15/2032	802,399	893,279
6.00%, 04/15/2029	50,363	55,251
1.01% (1 mo. USD LIBOR + 0.90%), 07/15/2031(e)	48,831	49,889
7.00%, 03/15/2032	213,868	245,916
3.50%, 05/15/2032	175,358	182,625
1.11% (1 mo. USD LIBOR + 1.00%), 06/15/2032(e)	227,846	233,256
24.36% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(e)	41,629	67,011
0.51% (1 mo. USD LIBOR + 0.40%), 09/15/2035(e)	120,169	121,110
IO, 7.54% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026 to 03/15/2029(e)(j)	211,683	24,374
3.00%, 06/15/2027 to 05/15/2040(j)	5,144,298	281,881
2.50%, 05/15/2028(j)	1,066,726	54,019
7.59% (7.70% - (1.00 x 1 mo. USD LIBOR)), 03/15/2029(e)(j)	30,953	2,608
7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 09/15/2029(e)(j)	9,294	1,259
7.64% (7.75% - (1.00 x 1 mo. USD LIBOR)), 01/15/2032(e)(j)	125,987	18,198
6.94% (7.05% - (1.00 x 1 mo. USD LIBOR)), 10/15/2033(e)(j)	271,076	40,039
6.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(e)(j)	276,460	35,248
6.64% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(e)(j)	217,270	27,475
6.61% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(e)(j)	1,051,416	142,518
6.54% (6.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(e)(j)	339,499	72,216
6.89% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(e)(j)	106,525	19,745
5.89% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(e)(j)	50,921	7,554
5.96% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(e)(j)	1,400,042	219,162
6.14% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(e)(j)	362,027	54,135
5.99% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(e)(j)	1,139,922	133,606
4.00%, 03/15/2045(j)	753,716	39,477
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(j)	$85,401	$9,719
3.00%, 12/15/2027(j)	1,983,091	113,361
3.27%, 12/15/2027(h)	486,419	25,321
6.50%, 02/01/2028(j)	9,688	1,207
7.50%, 12/15/2029(j)	24,691	4,236
6.00%, 12/15/2032(j)	79,370	11,510
PO, 0.00%, 06/01/2026(k)	10,390	10,002
		16,489,135
Federal Home Loan Mortgage Corp. (FHLMC)–0.09%
9.00%, 08/01/2022 to 05/01/2025	1,072	1,135
6.00%, 07/01/2024 to 11/01/2037	76,064	85,367
6.50%, 07/01/2028 to 04/01/2034	84,411	92,875
7.00%, 10/01/2031 to 10/01/2037	853,776	957,339
5.50%, 09/01/2039	473,224	534,145
		1,670,861
Federal National Mortgage Association (FNMA)–4.46%
6.50%, 12/01/2022 to 11/01/2031	627,006	689,526
8.50%, 07/01/2032	1,215	1,219
7.50%, 01/01/2033 to 08/01/2033	633,025	707,879
7.00%, 04/01/2033 to 04/01/2034	382,722	423,230
5.50%, 02/01/2035 to 05/01/2036	447,666	504,480
TBA, 3.00%, 03/01/2052(l)	80,000,000	81,531,250
		83,857,584
Government National Mortgage Association (GNMA)–3.78%
ARM, 1.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2025 to 07/20/2027(e)	1,752	1,790
IO, 7.39% (7.50% - (1.00 x 1 mo. USD LIBOR)), 02/16/2032(e)(j)	35,625	97
6.44% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(e)(j)	716,580	115,530
6.54% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(e)(j)	2,069,226	277,941
4.50%, 09/16/2047(j)	3,119,100	467,964
6.09% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(e)(j)	2,636,713	433,141
TBA, 2.50%, 02/01/2052(l)	69,445,000	69,884,457
		71,180,920
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Uniform Mortgage-Backed Securities–4.25%
TBA, 2.50%, 02/01/2052(l)	$80,000,000	$79,868,750
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $257,001,246)		253,067,250
Shares
Preferred Stocks–0.76%
Asset Management & Custody Banks–0.09%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)	1,558,000	1,645,637
Diversified Banks–0.45%
JPMorgan Chase & Co., 3.77% (3 mo. USD LIBOR + 3.47%), Series I, Pfd.(e)	8,443,000	8,485,011
Investment Banking & Brokerage–0.14%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(c)	2,659,000	2,608,532
Other Diversified Financial Services–0.08%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(c)	1,502,000	1,547,060
Total Preferred Stocks (Cost $14,172,378)		14,286,240
Principal Amount
Municipal Obligations–0.47%
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	$1,725,000	1,608,034
Series 2021 B, Ref. RB, 2.94%, 11/01/2052	2,585,000	2,422,519
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	4,965,000	4,804,415
Total Municipal Obligations (Cost $9,275,000)		8,834,968

Agency Credit Risk Transfer Notes–0.26%
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 6.11% (1 mo. USD LIBOR + 6.00%), 09/25/2028(e)	1,915,051	1,972,804
Principal Amount		Value

Freddie Mac,
Series 2014-DN3, Class M3, STACR®, 4.11% (1 mo. USD LIBOR + 4.00%), 08/25/2024(e)	$768,988	$782,995
Series 2018-DNA2, Class M1, STACR®, 0.91% (1 mo. USD LIBOR + 0.80%), 12/25/2030(b)(e)	733,196	733,256
Series 2018-DNA3, Class M1, STACR®, 0.86% (1 mo. USD LIBOR + 0.75%), 09/25/2048(b)(e)	2,752	2,752
Series 2018-HQA2, Class M1, STACR®, 0.86% (1 mo. USD LIBOR + 0.75%), 10/25/2048(b)(e)	459,078	459,101
Series 2019-HRP1, Class M2, STACR®, 1.51% (1 mo. USD LIBOR + 1.40%), 02/25/2049(b)(e)	1,022,406	1,025,136
Total Agency Credit Risk Transfer Notes (Cost $5,101,200)		4,976,044
Shares
Money Market Funds–16.45%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(m)(n)	109,027,670	109,027,670
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(m)(n)	75,776,415	75,783,992
Invesco Treasury Portfolio, Institutional Class, 0.01%(m)(n)	124,603,051	124,603,051
Total Money Market Funds (Cost $309,432,467)		309,414,713

Options Purchased–0.07%
(Cost $1,066,796)(o)		1,265,052
TOTAL INVESTMENTS IN SECURITIES–112.61% (Cost $2,148,815,011)		2,117,885,900
OTHER ASSETS LESS LIABILITIES—(12.61)%		(237,090,322)
NET ASSETS–100.00%		$1,880,795,578
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $547,021,650, which represented 29.08% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2022.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2022.
(h)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2022.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(k)	Zero coupon bond issued at a discount.
(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(m)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$120,599,560	$39,571,666	$(51,143,556)	$-	$-	$109,027,670	$7,920
Invesco Liquid Assets Portfolio, Institutional Class	84,066,037	28,265,476	(36,531,111)	(10,085)	(6,325)	75,783,992	2,863
Invesco Treasury Portfolio, Institutional Class	137,828,068	45,224,761	(58,449,778)	-	-	124,603,051	3,570
Total	$342,493,665	$113,061,903	$(146,124,445)	$(10,085)	$(6,325)	$309,414,713	$14,353

(n)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(o)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD Versus JPY	Put	Goldman Sachs International	07/08/2022	JPY	79.00	AUD	30,133,328	$ 421,684
AUD Versus JPY	Put	Goldman Sachs International	07/08/2022	JPY	79.00	AUD	60,266,672	843,368
Total Foreign Currency Options Purchased								$1,265,052

(a)	Over-The-Counter options purchased are collateralized by cash held with Counterparties in the amount of $1,839,000.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	508	March-2022	$110,061,375	$(837,372)	$(837,372)
U.S. Treasury 5 Year Notes	754	March-2022	89,879,156	(998,498)	(998,498)
U.S. Treasury 10 Year Notes	725	March-2022	92,777,344	(1,133,422)	(1,133,422)
Subtotal—Long Futures Contracts				(2,969,292)	(2,969,292)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	500	March-2022	(71,414,062)	(21,816)	(21,816)
U.S. Treasury Ultra Bonds	22	March-2022	(4,156,625)	17,875	17,875
Subtotal—Short Futures Contracts				(3,941)	(3,941)
Total Futures Contracts				$(2,973,233)	$(2,973,233)

(a)	Futures contracts collateralized by $6,504,356 cash held with Bank of America Merrill Lynch, the futures commission merchant.

See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/12/2022	Citibank N.A.	AUD	9,040,000	JPY	749,079,531	$129,790
07/12/2022	Goldman Sachs International	AUD	9,040,000	JPY	749,382,552	132,432
Subtotal—Appreciation						262,222
Currency Risk
07/12/2022	Goldman Sachs International	JPY	1,490,434,362	AUD	18,080,000	(192,255)
Total Forward Foreign Currency Contracts						$69,967

Abbreviations:
AUD	—Australian Dollar
JPY	—Japanese Yen
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$757,644,818	$8,994,004	$766,638,822
Asset-Backed Securities	—	451,684,218	—	451,684,218
U.S. Treasury Securities	—	307,718,593	—	307,718,593
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	253,067,250	—	253,067,250
Preferred Stocks	—	14,286,240	—	14,286,240
Municipal Obligations	—	8,834,968	—	8,834,968
Agency Credit Risk Transfer Notes	—	4,976,044	—	4,976,044
Money Market Funds	309,414,713	—	—	309,414,713
Options Purchased	—	1,265,052	—	1,265,052
Total Investments in Securities	309,414,713	1,799,477,183	8,994,004	2,117,885,900
Other Investments - Assets*
Futures Contracts	17,875	—	—	17,875
Forward Foreign Currency Contracts	—	262,222	—	262,222
	17,875	262,222	—	280,097
Other Investments - Liabilities*
Futures Contracts	(2,991,108)	—	—	(2,991,108)
Forward Foreign Currency Contracts	—	(192,255)	—	(192,255)
	(2,991,108)	(192,255)	—	(3,183,363)
Total Other Investments	(2,973,233)	69,967	—	(2,903,266)
Total Investments	$306,441,480	$1,799,547,150	$8,994,004	$2,114,982,634

*	Unrealized appreciation (depreciation).
Invesco Core Bond Fund